Issued capital and reserves	12 Months Ended
Mar. 31, 2022
Issued capital [abstract]
Issued capital and reserves	Issued capital and reserves
Number of shares authorized and issued

	For the financial year ended March 31
	2022			2021			2020
	Ordinary shares	Preference shares	Total	Ordinary shares	Preference shares	Total	Ordinary shares
Opening balance at April 1	187,534,962	23,717,989	211,252,951	40,000,000	—	40,000,000	40,000,000
Effects of the capital reorganization on Aug 28, 2020	—	—	—	127,824,796	23,717,989	151,542,785	—
Issuance of share capital	—	—	—	5,929,477	—	5,929,477	—
Conversion of preference shares into ordinary shares	—	—	—	—	(5,929,477)	(5,929,477)	—
Assign the preference shares to ListCo.	—	—	—	—	5,929,477	5,929,477	—
Issuance of share capital (February 2021)	—	—	—	7,000,000	—	7,000,000	—
Issuance of share capital (March 2021)	—	—	—	6,666,665	—	6,666,665	—
Issuance of share capital (September 2021)	5,000,000	—	5,000,000	—	—	—	—
Exercises of warrants	—	—	—	114,024	—	114,024	—
Cancellation of preference shares	—	(5,929,477)	(5,929,477)	—	—	—	—
Closing balance at March 31	192,534,962	17,788,512	210,323,474	187,534,962	23,717,989	211,252,951	40,000,000
During the financial year ended March 31, 2022, 5,000,000 ordinary shares were issued in the parent company and held as treasury shares by Global Blue Group II GmbH solely to be issued to management in connection with the approved Management Incentive Plans.
During the financial year ended March 31, 2022, 5,929,477 preference shares were cancelled in the parent company and the reduction amount was allocated to the share premium.
During the financial year ended March 31, 2021, 151,542,785 ordinary and preference shares were issued in connection with the capital reorganization that took place on August 28, 2020.
During the financial year ended March 31, 2021, the Company issued 5,929,477 ordinary shares to existing investors in exchange for held preference shares. These shares were held by the Company with the intention to cancel at the next General Meeting.
During the financial year ended March 31, 2021, 7,000,000 ordinary shares were issued in the parent company and held as treasury shares by Global Blue Group II GmbH solely to be issued to management in connection with the approved Management Incentive Plans.
During the financial year ended March 31, 2021, 6,666,665 ordinary shares were issued to buy ZigZag Global, a leading e-commerce returns SaaS platform.
During the financial year ended March 31, 2021, 114,024 Public Warrants were exercised at a 1:1 equivalent to ordinary shares. Please refer to Note 41 for further details.
There were no changes in the number of the shares authorized and issued during the financial year ended March 31, 2020.
Treasury shares

For the financial year ended March 31, 2022

Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares	Total	Ordinary shares	Preference shares	Total

Opening balance as of April 1, 2021	8,051,569	138,846	8,190,415	(8,877)	(1,246)	(10,123)
Conversion of shares	34,711	(34,711)	—	(366)	366	—
Acquisition of treasury shares (September 2021)	5,000,000	—	5,000,000	(46)	—	(46)
Acquisition of treasury shares (January 2022)	1,217	236	1,453	(9)	(2)	(11)
Vested RSA shares March 2022	(92,479)	—	(92,479)	1	—	1
Closing balance as of March 31, 2022	12,995,018	104,371	13,099,389	(9,297)	(882)	(10,179)
During the financial year ended March 31, 2022, 1,453 ordinary and preference shares were acquired from a former board member and held as treasury shares by Global Blue Group II GmbH, while 92,479 ordinary shares were vested and transferred to the employees under the Company’s Restricted Share Award program. The shares were transferred out of the treasury shares held in custody of Global Blue Group II GmbH.

For the financial year ended March 31, 2021

Treasury shares	Number of shares			Value (EUR thousand)
	Ordinary shares	Preference shares	Total	Ordinary shares	Preference shares	Total

Opening balance as of April 1, 2020	—	—	—	—	—	—
Acquisition of treasury shares as at 28 August 2020	1,051,569	138,846	1,190,415	(8,812)	(1,246)	(10,058)
Acquisition of treasury shares post-merger with FPAC	7,000,000	—	7,000,000	(65)	—	(65)
Closing balance as of March 31, 2021	8,051,569	138,846	8,190,415	(8,877)	(1,246)	(10,123)
During the financial year ended March 31, 2021, 1,190.415 ordinary and preference treasury shares were acquired in connection with the capital reorganization that took place on August 28, 2020.
During the financial year ended March 31, 2021, 7,000,000 ordinary shares were issued in the parent company and held as treasury shares by Global Blue Group II GmbH solely to be issued to management in connection with the approved Management Incentive Plans.
There were no treasury shares transactions in the financial year ended March 31, 2020.Shareholders of Global Blue Group Holding AG

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2022
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Silver Lake and Affiliates (1)	97,258,598	11,970,487	109,229,085	55.1%	6,548,415
Partners Group and Affiliates (2)	40,129,828	4,939,137	45,068,965	22.7%	2,701,935
Ant Group	12,500,000	—	12,500,000	6.3%	—
GB Directors, Executive Management & Other Employees	9,198,164	878,652	10,076,816	5.1%	516,317
Other Shareholders	21,539,634	—	21,539,634	10.9%	20,969,283
Total excl. GB Group	180,626,224	17,788,276	198,414,500	100.1%	30,735,950
GB Group	11,908,738	236	11,908,974		—
Total incl. GB Group	192,534,962	17,788,512	210,323,474		30,735,950
(1) - Corresponds to SL Globetrotter L.P.
(2) - Corresponds to Global Blue Holding LP (which is controlled by Silver Lake) and shares directly held by Partners Group
(3) - Excludes GB Group

	Shareholders of Global Blue Group Holding AG
	March 31, 2021
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Silver Lake and Affiliates (1)	98,017,072	11,970,487	109,987,559	55.5%	6,548,415
Partners Group and Affiliates (2)	40,442,783	4,939,137	45,381,920	22.9%	2,701,935
Ant Group	12,500,000	—	12,500,000	6.3%	—
GB Directors, Executive Management & Other Employees	9,106,902	878,888	9,985,790	5.1%	516,317
Other Shareholders	20,468,205	—	20,468,205	10.2%	20,969,283
Total excl. GB Group	180,534,962	17,788,512	198,323,474	100.0%	30,735,950
GB Group	7,000,000	5,929,477	12,929,477		—
Total incl. GB Group	187,534,962	23,717,989	211,252,951		30,735,950
(1) - Corresponds to SL Globetrotter L.P.
(2) - Corresponds to Global Blue Holding LP (which is controlled by Silver Lake) and shares directly held by Partners Group
(3) - Excludes GB Group
As of August 28, 2020 a capital reorganization took place within the Group. A new holding company - Global Blue Group Holding AG - was incorporated in December 2019 and became the ultimate parent of the Group. During the reorganization additional shares were issued with the increase of the share premium. Please refer to Note 23 for details.

	Shareholders of Global Blue Group Holding AG
	March 31, 2020
	Ordinary shares	Ownership
Global Blue Holding LP	40,000,000	100.0%
Total excl. GB Group	40,000,000	100.0%
GB Group	—
Total incl. GB Group	40,000,000
Ordinary shares
Holders of ordinary shares are entitled to dividends and are entitled to one vote per share at general meetings of the Company. From the financial year ended March 31, 2026 the preferential dividend will have to be first approved before approval of a dividend for ordinary shares to be granted.
For the financial year ended March 31, 2022, there was no change in the conditions for the Ordinary shares. Please refer to Note 23 for details.
Preference shares
Holders of these shares are entitled to dividends and are entitled to one vote per share at general meetings of the Company. In addition, the holders are entitled to preferential dividends beginning in the financial year ending March 31, 2026 at a rate of 8% with an increase by 1% each year thereafter.
Given that no Preference Dividend is owed to Series A holders and no Preference Dividend has currently been approved by shareholders, no adjustment has been made to basic earnings per share related to the Series A Preferred Shares.
Put Option
Preference shares can be exchanged 1:1 for Ordinary shares at any time at the Shareholder´s election. The exchange will take place no earlier than 25 days, no later than 65 days after exercise of the put option.
Call Option
The Company can exercise a call option with 20 days’ notice to exchange the Preference shares 1.1 for Ordinary shares.
The call option can only be exercised if (i) the 30 day VWAP of the ordinary shares is at least USD18.00 per share and (ii) no blackout or lockup is in effect.
Redemption
The Company may redeem the Preference shares for cash or Ordinary shares at the Shareholder’s election following the fifth anniversary of closing or on a change of control (if earlier).
The redemption right can only be exercised if the 30 day VWAP of the Common Shares is at least USD10.00 or the value attributable on such change of control is USD10.00.
Liquidation
Each holder of Preference shares is entitled to a priority share of the liquidation proceeds up to USD10.00. The remainder is distributed to the holders of the Ordinary shares.
For the financial year ended March 31, 2022, there was no change in the conditions for the Put/Call Options, redemption or liquidation of the Preference shares.
Warrants
As part of the reorganization and listing, 21,083,307 Public Warrants and 9,766,667 Private Warrants were issued for a total number of warrants (“Warrants”) of 30,849,974 at a fair value of EUR20.2 million.
The Warrants were issued in exchange for services provided by FPAC at the date of the merger. The Warrants were accounted for in accordance with IAS32 as liability and were measured at the fair value of the equity instrument granted.
30,735,950 warrants are outstanding as of March 31, 2022. Please refer to Note 41 for details of the movement in the number of warrants during the period.
The conditions for the Warrants are as listed below:
Public Warrants
Exercisability of Public Warrants
The Public Warrants became exercisable on September 30, 2020 (30 days after the closing). The Public Warrants expire on August 31, 2025 (the fifth anniversary of the closing).
Exercise Price
The Private Warrants represent the right to purchase one of the Company shares at a price of USD11.50 per share.
Adjustment
The exercise price and the number of the Company shares issuable on exercise of the Public Warrants will be adjusted in certain circumstances, including in the event of a share dividend, extraordinary dividend or the Company’s recapitalization, reorganization, merger or consolidation.
Fractional Shares
No fractional shares will be issued upon exercise of the Public Warrants (rounding shall be down to the nearest whole number of the Company Shares).
Redemption
By contrast, the Company may call the Public Warrants for redemption in certain circumstances where the closing price of the shares equals or exceeds USD18.00. The Company may only call Public warrants for redemption:
•in whole and not in part;
•at a price of €0.01 per warrant;
•upon not less than 30 days’ prior written notice of redemption to each warrant holder.
If the Company calls the Public Warrants for redemption as described above, it will have the option to require any holder that wishes to exercise its Public Warrant prior to such redemption to do so on a “cashless basis.”
Other
The Public Warrants may be amended with the approval of at least 50% of the then outstanding Public Warrants to make any other change that adversely affects the interests of the Warrant holders.
The Warrant holders do not have the rights or privileges of holders of the Company´s shares or any voting rights until they exercise their Public Warrants and receive the Company´s shares.
Private Warrants
Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants that become the Company Warrants described above, including as to exercise price, exercisability and exercise period, and adjustment. However, the Private Warrants will not be redeemable and may be exercised on a cashless basis.
The Private Warrants are transferable (and have been transferable since they became exercisable on September 30, 2020). Open Market Trades, Block Trades or Public Offerings of Private Warrants shall be carried out pursuant to the registration statement that has been declared effective by the SEC, together with any required supplementary disclosure or prospectus at the time.
For the financial year ended March 31, 2022, there was no change in the conditions for the Warrants. Please refer to Note 5 and Note 41 for details.